Borrowings - Schedule of Current and Non-Borrowings (Details) (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Non-current
Total non current borrowings	€ 1,266,813	€ 724,052	[1]	€ 723,975	[1]
Current
Total current borrowings	23,330	108,760	[1]	11,482	[1]
Total borrowings	1,290,143	832,812		735,457
Senior notes [member]
Non-current
Total non current borrowings	1,188,387
Senior secured notes 6.0%, due 2020 [member]
Non-current
Total non current borrowings		628,141		629,327
Mortgages [member]
Non-current
Total non current borrowings	47,124	45,386		43,508
Current
Total current borrowings	4,258	8,254		10,904
Finance lease liabilities [member]
Non-current
Total non current borrowings	31,302	50,525		51,140
Current
Total current borrowings	€ 19,072	602		€ 578
2017 Senior Secured Revolving Facility [member]
Current
Total current borrowings		€ 99,904

[1]	Certain figures as of December 31, 2017 and 2016 have been corrected compared to those previously reported. For further information on these corrections, see Notes 2 and 28 of these 2018 consolidated financial statements.